STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 10 - STOCKHOLDERS' EQUITY

Common Stock

The authorized  common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At March 31, 2013, the Company had 17,146,527 shares of its common stock issued and outstanding.

During the three months ended March 31, 2013,  the Company issued 350,000 shares of its restricted common stock for $175,000 at a price of $0.50 per share.

During the three months ended March 31, 2013,  the Company issued 500,000 shares of its  restricted  common  stock as  payment  for an  outstanding  subscription agreement of $250,000.

During the three months ended March 31, 2013,  the Company  issued 10,000 shares of its restricted common stock for investor relation services valued at $5,000.

During the three months ended March 31, 2013,  the Company  issued 50,000 shares of its restricted  stock as a payment of $25,000 in interest on its  outstanding long term $500,000 note payable.

Preferred Stock

On  August  18,  2011,  the  Company  filed  an  amendment  to the  Articles  of

Incorporation  with the  Secretary of State of Wyoming to  authorize  25,000,000 shares of Preferred  Shares to be  designated  in any series or classes and with those rights,  privileges and  preferences to be determined at the discretion of the Company's  Board of Directors.  At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company's  shareholders  approved the 2011 Hinto Energy,

Inc. Stock Option and Award  Incentive Plan ("Plan").  The Plan provides for the grant of stock  options to  directors,  officers,  employees,  consultants,  and advisors of the Company.  The Plan is administered by a committee  consisting of members of the Board of  Directors  (the "Stock  Option  Committee"),  or in its

absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance  subject to options.  During the years ended  December 31, 2012 and

2011,  the Board did not approve the grant of any options to purchase  shares of common stock, nor the conditions, performance or vesting requirements.

Warrants

During the three  months  ended  March 31,  2013,  the Company did not issue any warrants for its common stock.

A summary of warrant  activity  for the three  months  ended  March 31,  2013 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                             Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

   Granted                                                 -                   -                  -

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at March 31, 2013                      7,500,000               $1.25               2.23

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NOTE 10 - STOCKHOLDERS' EQUITY

Common Stock

The authorized  common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At December 31, 2012, the Company had 16,236,527 shares of its common stock issued and outstanding.

During the year ended December 31, 2012, the Company issued  1,400,000 shares of its  restricted  common  stock with a value of $0.50 per share,  or  $700,000 in connection with the settlement of the litigation with Bridge Industries,  LLC as further described in Note 11.

During the year ended  December 31, 2012,  the Company  issued 915,000 shares of its common stock to investors that  purchased  $457,500 of securities at a price of $0.50 per common share and 348,868  shares for  services  valued at $243,435.

This  included  issuance  of  191,618  shares of common  stock as a payment  for outstanding  accounts payable of $95,809 owed for legal services to an affiliate of the Company.

During the year ended December 31, 2012, the Company issued 75,000 shares of its common stock to pay accrued interest of $37,500.

During the year ended December 31, 2012, the Company issued 50,728 shares of its common stock upon the conversion of an outstanding  convertible  promissory note with a principal value of $25,000 and accrued interest of $364.

During the year ended December 31, 2012,  the Company also issued  11,375,000 of its restricted  common shares as part of the one for one share exchange with the shareholders of South Uintah as part of the Share Exchange Agreement,  discussed in Note 1.

Preferred Stock

On  August  18,  2011,  the  Company  filed  an  amendment  to the  Articles  of

Incorporation  with the  Secretary of State of Wyoming to  authorize  25,000,000 shares of Preferred  Shares to be  designated  in any series or classes and with those rights,  privileges and  preferences to be determined at the discretion of the Company's  Board of Directors.  At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company's  shareholders  approved the 2011 Hinto Energy,

Inc. Stock Option and Award  Incentive Plan ("Plan").  The Plan provides for the grant of stock  options to  directors,  officers,  employees,  consultants,  and advisors of the Company.  The Plan is administered by a committee  consisting of members of the Board of  Directors  (the "Stock  Option  Committee"),  or in its

absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance  subject to options.  During the years ended  December 31, 2012 and

2011,  the Board did not approve the grant of any options to purchase  shares of common stock, nor the conditions, performance or vesting requirements.

Warrants

Litigation Settlement Warrants

During the year ended December 31, 2012, as part of the settlement of litigation with  Bridge  Industries,  LLC  (See  Note  11),  the  Company  issued  warrants exercisable for a total of 800,000 shares of its common stock. The warrants have a term of 5 years and expire on December 18, 2017.  The warrants  have  exercise prices as set forth below:

     Number of Shares             Exercise Price

     ----------------             --------------

          200,000                     $0.25

          200,000                     $0.50

          200,000                     $1.00

          200,000                     $1.50

The total fair value of the  options at the date of grant was  $134,800  and was recorded as a litigation  settlement  expense.  The Company  used the  following assumptions to determine the fair value of warrant grant on December 17, 2012:

                        Expected life                   1 year

                        Volatility                      103%

                        Risk-free interest rate         3.125%

                        Dividend yield                  0

The expected term of the warrants  represents  the period of time that the stock options  granted are expected to be  outstanding  based on  historical  exercise trends.  The expected  volatility is based on the historical price volatility of the Company's  common stock.  The risk-free  interest rate  represents  the U.S.

Treasury bill rate for the expected life of the related  warrants.  The dividend yield  represents  our  anticipated  cash dividend over the expected life of the warrants.

Warrant Issuance - Year Ended December 31, 2011

During the year ended December 31, 2011, the Company issued 3,000,000  warrants,

in  connection  with  consulting  services of officers  and  directors,  vest at various dates from July 2012 through July 2014 and expires at various dates from

June 2014  through  June  2016.  In  addition,  these  individuals  were  issued

1,700,000  warrants,  issued  in  connection  with  consulting  services  of the

Company,  are fully  vested and expire at various  dates from June 2014  through

November 2014, with 1,100,000 warrants being exercisable at $1 and 600,000 being exercisable at $3.

During the year ended December 31, 2011, the Company issued  2,000,000  warrants to the  shareholders  of South Uintah in exchange for warrants issued to them in connection  with  convertible  notes payable.  The warrants expire in July 2013.

These 2,000,000  warrants are callable at the option of the Company in the first year from the grant dates of May through July 2011 at the  exercise  price under various  conditions,  generally if the Company  completes a  $4,500,000  private placement of common stock.

No expense was recorded by the Company on the  issuance of any of the  6,700,000 warrants  issued  during  the year  ended  December  31,  2012 and 2011,  as the

Company's common stock did not have a trading market at the time of issuance and no material common stock cash sales had been made, and thus none of the warrants were in the money.

A summary of warrant activity for year ended December 31, 2012 and the period of

March 8, 2011 (Inception) through December 31, 2011 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                           Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at March 8, 2011                               -                $  -                  -

    Granted                                        6,700,000                1.31               1.71

    Exercised                                              -                   -                  -

    Expired                                                -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2011                   6,700,000               $1.31               1.71

   Granted                                           800,000                0.75               4.96

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

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